U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name and address of issuer: Prudential
          Municipal  Bond  Fund,  100   Mulberry
          Street,  Gateway Center Three, Newark,
          New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     [X]

     3.   Investment  Company Act  File  Number:
          811-4930.
          Securities Act File Number: 33-10649.

     4(a).Last day of fiscal year for which this Form is filed:
          April 30, 2000.


(b).[  ]  Check box if this Form is being  filed
late (i.e. more
          than 90 calendar days after the end of
          the   issuer's  fiscal   year).   (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time
     the issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold   during   the   fiscal   year
pursuant
             to          section          24(f):
$293,599,515

          (ii)  Aggregate  price  of  securities
redeemed
             or  repurchased during  the  fiscal
year: $470,973,117


         (iii)  Aggregate  price  of  securities
redeemed
             or  repurchased  during  any  prior
fiscal
             year   ending   not  earlier   than
October 11,
             1995  that were not previously used
to
             reduce registration fees payable to
the
             Commission:
$145,523,811

        (iv)Total available redemption credits
               [add  Items  5(ii)  and  5(iii)].
$616,496,928

         (v)Net sales - If Item 5(i) is greater
              than  Item  5(iv)  [subtract  Item
5(iv)
                    from       Item       5(i)]:
$    0
        (vi)      Redemption credits available for use
             in future years
              -if  Item  5(i) is less than  Item
5(iv)
               [subtract  Item  5(i)  from  Item
(5(iv)]:  $322,897,413

       (vii)     Multiplier for determining registration
                fee   (See   instruction   C.9):
x   .000264

      (viii)    Registration fee due [multiply Item 5(v)
             by Item 5(vii)] enter "0" if no fee
is
                                            due.
=$    0

          6.   Prepaid Shares

           If  the  response to  item  5(i)  was
determined  by  deducting        an  amount   of
securities that were registered under the         Securities Act of
1933 pursuant to rule 24e-2 as in            effect before October 11
1997, then report the amount of         securities (number of shares
or other units) deducted                here:         If there is a
number of shares or other               units that were registered
pursuant to rule 24e-2             remaining unsold at the end of the
fiscal year for which         this form is filed that are available
for use by the                issuer in future fiscal years, then
state that number             here:             .


7.
Interest due - if this Form is being filed
         more than 90 days after the end of  the
     of
           the   issuer's   fiscal   year   (See
     Instruction D):+$   0


8.
Total amount of the registration fee due

plus any interest due [line 5(viii)plus

     line                                    7]:
     =$                                        0

9.
Date the registration fee and any interest payment was

sent to the Commission's lockbox depository:



Method of Delivery:


[ ] Wire Transfer

[ ] Mail or other means





                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Deborah A. Docs


Secretary

Date  July 24, 2000